Acquisitions (Details) Share data in Billions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended					3 Months Ended				3 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 31, 2011 Floating Rate Senior Notes due in 2013 USD ($)	May 31, 2011 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 5.20% Senior Notes due in 2041	Sep. 30, 2013 Johan Walter Berg AB USD ($)	Sep. 30, 2013 Johan Walter Berg AB EUR (€)	Dec. 31, 2012 Black Horse LLC USD ($)	May 31, 2013 ERA Mining Machinery Limited (Siwei) USD ($) director parties	May 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($) types	Dec. 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($)	Oct. 31, 2012 ERA Mining Machinery Limited (Siwei)	May 31, 2012 ERA Mining Machinery Limited (Siwei) Cash Consideration HKD	May 31, 2012 ERA Mining Machinery Limited (Siwei) Loan note consideration HKD	Mar. 31, 2013 Caterpillar Tohoku Ltd. USD ($)	Sep. 30, 2012 Caterpillar Tohoku Ltd. USD ($)	Mar. 31, 2012 Caterpillar Tohoku Ltd. USD ($)	Oct. 31, 2011 MWM Holding GmbH USD ($)	Oct. 31, 2011 MWM Holding GmbH EUR (€)	Dec. 31, 2012 MWM Holding GmbH USD ($)	Oct. 31, 2011 MWM Holding GmbH Final USD ($)	Aug. 31, 2011 Pyroban Group Limited USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($)	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2012 Bucyrus International, Inc. USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Initial USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Final USD ($)	May 31, 2011 Bucyrus International, Inc. Long-term debt USD ($)	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012 USD ($)	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013 USD ($)	May 31, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014	May 31, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021	May 31, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041	May 31, 2011 Balfour Beatty's Trackwork Business USD ($)
Acquisitions
Percentage of equity acquired (as a percent)													100.00%	100.00%			99.00%		1.00%					100.00%	100.00%	100.00%			100.00%																	100.00%
Purchase price of acquired entity													$ 166,000,000				$ 677,000,000							$ 206,000,000	$ 774,000,000	€ 574,000,000			$ 69,000,000					$ 8,800,000,000												$ 60,000,000
Contingent consideration payable													7,000,000
Contingent consideration arrangement, maximum value (in Euro)														30,000,000
Contribution for equity interest in joint venture															70,000,000
Ownership percentage of investments in companies accounted for under the equity method (as a percent)															50.00%
Cost of acquisition paid in cash																	475,000,000	7,000,000				3,000,000	22,000,000	59,000,000
Net cash paid for acquisition		195,000,000	618,000,000	8,184,000,000													444,000,000
Fair value of loan notes debt component																152,000,000	152,000,000
Loan and interest payable to Caterpillar																	51,000,000
Fair value of noncontrolling interest																	7,000,000
Trade payables to Caterpillar																								64,000,000
Purchase price of outstanding shares of common stock acquired																																		7,400,000,000
Price per share of common stock acquired (in dollars per share)																				0.88	1.00													$ 92
Debt issued to fund acquisition						750,000,000	750,000,000		1,250,000,000		1,250,000,000																										4,500,000,000	500,000,000	750,000,000	750,000,000		1,250,000,000		1,250,000,000
Basis for variable interest rate						Three-month USD LIBOR																																Three-month USD LIBOR	Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)						0.17%																																0.10%	0.17%
Debt instrument, interest rate (as a percent)								1.375%		3.90%		5.20%																													1.375%		3.90%		5.20%
Costs related to acquisition																																	373,000,000
Acquisition, Alternative considerations to acquiree
Number of consideration alternatives																	2
Value of consideration to be paid (in HKD/share)																				0.88	1.00													$ 92
Contingent consideration arrangement, minimum value (in HKD/share)																					0.75
Contingent consideration arrangement, maximum value (in HKD/share)																					1.15
Number of shares tendered (in billions of shares)																				4.0	1.6
Assets acquired
Tangible assets acquired													82,000,000				598,000,000							252,000,000	535,000,000																					82,000,000
Cash													9,000,000				31,000,000							18,000,000	94,000,000									200,000,000	203,000,000	204,000,000
Restricted cash																	138,000,000
Receivables													13,000,000				184,000,000							34,000,000	96,000,000										693,000,000	705,000,000										18,000,000
Prepaid expenses																																			154,000,000	174,000,000
Inventory													32,000,000				77,000,000							26,000,000	205,000,000										2,305,000,000	2,223,000,000										12,000,000
Property, plant and equipment													28,000,000				94,000,000							157,000,000	108,000,000										692,000,000	694,000,000										52,000,000
Intangible assets													70,000,000				112,000,000							8,000,000	221,000,000				41,000,000					3,901,000,000	3,901,000,000	3,901,000,000
Finite-lived intangible assets, weighed average useful life (in years)													11 years	11 years			14 years								10 years	10 years			15 years		14 years
Other assets																																			48,000,000	141,000,000
Goodwill, amount tax deductible																								22,000,000	90,000,000									500,000,000
Liabilities assumed
Total liabilities assumed													83,000,000				626,000,000							135,000,000	284,000,000																					22,000,000
Short-term borrowings																																			24,000,000	24,000,000
Long-term debt due within one year																																			16,000,000	16,000,000
Accounts payable													19,000,000				352,000,000							39,000,000	77,000,000										444,000,000	465,000,000										10,000,000
Debt assumed																	168,000,000							77,000,000										1,600,000,000
Accrued expenses																	37,000,000																		405,000,000	433,000,000										10,000,000
Customer advances													31,000,000												43,000,000										668,000,000	668,000,000
Other current liabilities																																			426,000,000	76,000,000
Long-term debt due after one year																																			1,514,000,000	1,528,000,000
Noncurrent deferred income tax liabilities													15,000,000				25,000,000								67,000,000										1,874,000,000	1,449,000,000
Other liabilities																																			434,000,000	517,000,000
Net assets acquired																													5,000,000						7,454,000,000	7,454,000,000
Adjustments to preliminary allocation of purchase price
Finite-lived intangibles decrease																		82,000,000
Receivables decrease																		29,000,000
Inventory decrease																		17,000,000
Net liabilities increase																		23,000,000
Goodwill increase (decrease)																		149,000,000									9,000,000			(647,000,000)		(28,000,000)
Goodwill impairment charge	580,000,000	0	580,000,000	0														580,000,000
Goodwill	6,942,000,000	6,956,000,000	6,942,000,000	7,080,000,000	2,614,000,000								106,000,000				625,000,000	45,000,000						22,000,000				396,000,000	23,000,000						5,263,000,000	4,588,000,000
Number of former directors																2
Number of other parties to the settlement																2
Payments by Caterpillar to parties of the settlement agreement																30,000,000
Obligation related to the loans by former directors																13,000,000
Gain related to settlement and discharge of loan obligations																$ 135,000,000